Supplementary Information - Condensed Consolidating Statement of Cash Flows (Detail) - USD ($) $ in Thousands	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash Flows from Operating Activities:
Net loss	$ (922,509)		$ (1,110,438)	$ (2,984,705)	$ (1,666,077)	$ (3,833,857)	$ (3,774,887)	$ (1,927,419)
Adjustments to Reconcile Net Income (Loss) to Cash Provided by (Used in) Operating Activities [Abstract]
Depreciation and amortization	180,157		195,797	364,341	390,156	779,368	589,914	313,514
Impairment of property and equipment		$ 300,000			2,825	3,066	63,128	29,572
Impairment/(gain on sale) of goodwill, intangibles and other assets	242,104		280,476	541,585	555,959	1,355,921	335,006
Non-cash transaction with principal shareholder				428,289			185,000
Loss on extinguishment of debt					76,295	77,336
Stock-based compensation expense				159,874	44,961	62,776	358,969	69,400
Cash paid to settle employee stock awards						(3,141)		(13,939)
Issuance of stock for services rendered				(2,273)	9,834	7,893	20,367	18,957
Non-cash interest expense				105,137	67,390	172,112	14,917	127,716
Provision for allowance for doubtful accounts				17,247	20,956	67,482	22,221	6,722
Income (loss) from equity method and other investments	(6,068)		43,204	24,510	47,111	44,788	32,206	12,638
Distribution of income from equity method and other investments				3,210		4,191
Foreign currency gain (loss)				37,925	148,854	(149,196)	(30,915)	80,587
Change in fair value of financial instruments				350,822	(792,313)	(819,647)	(239,145)
Contingent consideration fair market value adjustment					(194)	(122)	(60,667)	76,439
Changes in operating assets and liabilities:
Operating lease right-of-use assets				830,935	234,284	1,024,709	(5,850,744)
Current and long-term lease obligations				(909,490)	752,026	502,025	7,672,358
Accounts receivable and accrued revenue				11,630	(69,988)	(32,749)	(175,262)	(69,403)
Other assets				(58,838)	(13,638)	(28,148)	(126,870)	(211,690)
Accounts payable and accrued expenses				(40,704)	(30,901)	(164,190)	390,609	147,627
Deferred revenue				(36,684)	36,233	32,803	90,445	54,782
Other liabilities				(3,488)	17,959	39,731	38,840	1,618
Deferred income taxes				1,720	(284)	(159)	(3,734)	(10,112)
Net cash provided by (used in) operating activities				(1,158,957)	(168,552)	(857,008)	(448,244)	(176,729)
Cash Flows from Investing Activities
Purchases of property and equipment				(153,142)	(985,011)	(1,441,232)	(3,488,086)	(2,055,020)
Capitalized software				(17,986)	(12,705)	(22,614)	(40,735)	(8,891)
Change in security deposits with landlords				2,885		526	(140,071)
Proceeds from asset divestitures and sale of investments, net of cash divested				8,319	1,088,876	1,172,860	16,599	2,202
Contributions to investments				(26,704)	(93,357)	(99,146)	(80,674)	(121,626)
Loans to employees and related parties							(5,580)	(1,859)
Cash used for acquisitions, net of cash acquired							(1,036,973)	(204,141)
Deconsolidation of cash of ChinaCo, net of cash received						(54,481)
Net cash provided by (used in) investing activities				(186,628)	(7,072)	(444,087)	(4,775,520)	(2,475,798)
Cash Flows from Financing Activities:
Principal payments for property and equipment acquired under finance leases				(2,184)	(2,144)	(4,021)	(3,590)	(1,869)
Proceeds from issuance of debt				349,011	32,445	34,309	662,395	768,795
Proceeds from issuance of convertible related party liabilities							4,000,000	1,000,000
Proceeds from unsecured related party debt				1,000,000		1,200,000
Repayments of debt					(759,196)	(813,140)	(3,088)	(1,085)
Bond repurchase							(32,352)
Debt and equity issuance costs					(4,124)	(12,039)	(71,075)	(23,227)
Repayment of security deposit loan				(2,615)
Proceeds from exercise of stock options and warrants				2,413		212	38,823	3,505
Proceeds from issuance of noncontrolling interests					629	100,628	538,934	747,907
Distributions to noncontrolling interests					(315,015)	(319,860)	(40,000)
Payments for contingent consideration and holdback of acquisition proceeds				(2,523)	(32,792)	(39,701)	(38,280)	(14,436)
Proceeds relating to contingent consideration and holdbacks of disposition proceeds				12,177		613
Additions to members' service retainers				198,194	205,734	382,184	703,265	359,634
Refunds of members' service retainers				(204,763)	(280,814)	(575,999)	(497,761)	(153,203)
Net cash provided by (used in) financing activities				1,349,710	(1,155,128)	(46,814)	5,257,271	2,658,469
Effects of exchange rate changes on cash, cash equivalents and restricted cash				(2,793)	(22,610)	1,374	3,239	(13,119)
Net decrease in cash				1,332	(1,353,362)	(1,346,535)	36,746	(7,177)
Cash, cash equivalents and restricted cash—Beginning of period		854,153		854,153	2,200,688	2,200,688	2,163,942	2,171,119
Cash, cash equivalents and restricted cash—End of period	855,485		847,326	855,485	847,326	854,153	2,200,688	2,163,942
Operating Segments [Member]
Cash Flows from Operating Activities:
Net loss					(1,666,077)
Adjustments to Reconcile Net Income (Loss) to Cash Provided by (Used in) Operating Activities [Abstract]
Depreciation and amortization					390,156
Impairment of property and equipment					2,825
Impairment/(gain on sale) of goodwill, intangibles and other assets					555,959
Loss on extinguishment of debt					76,295
Stock-based compensation expense					44,961
Issuance of stock for services rendered					9,834
Non-cash interest expense					67,390
Provision for allowance for doubtful accounts					20,956
Income (loss) from equity method and other investments					47,111
Distribution of income from equity method and other investments					148,854
Change in fair value of financial instruments					(792,313)
Contingent consideration fair market value adjustment					(194)
Changes in operating assets and liabilities:
Operating lease right-of-use assets					163,684
Current and long-term lease obligations					752,026
Accounts receivable and accrued revenue					(69,988)
Other assets					(13,638)
Accounts payable and accrued expenses					(30,901)
Deferred revenue					36,233
Other liabilities					17,675
Net cash provided by (used in) operating activities				(1,158,957)	(239,152)
Cash Flows from Investing Activities
Purchases of property and equipment					(914,411)
Capitalized software					(12,705)
Change in security deposits with landlords					(4,875)
Proceeds from asset divestitures and sale of investments, net of cash divested					1,088,876
Contributions to investments					(93,357)
Net cash provided by (used in) investing activities					63,528
Cash Flows from Financing Activities:
Principal payments for property and equipment acquired under finance leases					(2,144)
Proceeds from issuance of debt					32,445
Repayments of debt					(759,196)
Debt and equity issuance costs					(4,124)
Proceeds from exercise of stock options and warrants					149
Proceeds from issuance of noncontrolling interests					629
Distributions to noncontrolling interests					(315,015)
Payments for contingent consideration and holdback of acquisition proceeds					(32,792)
Additions to members' service retainers					205,734
Refunds of members' service retainers					(280,814)
Net cash provided by (used in) financing activities					(1,155,128)
Effects of exchange rate changes on cash, cash equivalents and restricted cash					(22,610)
Net decrease in cash					(1,353,362)
Cash, cash equivalents and restricted cash—Beginning of period					2,200,688	2,200,688
Cash, cash equivalents and restricted cash—End of period			847,326		847,326		2,200,688
Intersegment Eliminations [Member]
Cash Flows from Operating Activities:
Net loss	1,778,746		1,731,882	5,138,807	3,720,496	7,951,501	6,092,692
Adjustments to Reconcile Net Income (Loss) to Cash Provided by (Used in) Operating Activities [Abstract]
Equity income (loss) from consolidated subsidiaries	(1,778,746)		(1,731,882)	(5,138,807)	(3,720,496)	(7,951,501)	(6,092,692)
Subsidiaries [Member] | Operating Segments [Member]
Cash Flows from Operating Activities:
Net loss	(922,423)		(1,112,507)	(2,632,294)	(2,501,684)	(4,706,892)	(3,556,495)
Adjustments to Reconcile Net Income (Loss) to Cash Provided by (Used in) Operating Activities [Abstract]
Depreciation and amortization	180,157		195,797	364,341	390,156	779,368	589,914
Impairment of property and equipment					2,825	3,066	63,128
Impairment/(gain on sale) of goodwill, intangibles and other assets	242,105		280,390	541,585	602,073	1,409,234	335,006
Non-cash transaction with principal shareholder				428,289			185,000
Loss on extinguishment of debt					76,295	77,336
Stock-based compensation expense				159,874	44,961	62,776	358,969
Cash paid to settle employee stock awards						(3,141)
Issuance of stock for services rendered				(2,273)	9,834	7,893	20,367
Non-cash interest expense				105,137	67,390	172,112	14,917
Provision for allowance for doubtful accounts				17,247	20,956	67,482	22,221
Income (loss) from equity method and other investments	(6,068)		43,204	24,510	47,111	44,788	32,206
Distribution of income from equity method and other investments				3,210	148,854	4,191
Foreign currency gain (loss)				37,924		(149,204)	(30,915)
Change in fair value of financial instruments							(456,611)
Contingent consideration fair market value adjustment					(194)	(122)	(60,667)
Changes in operating assets and liabilities:
Operating lease right-of-use assets				830,935	163,684	1,024,709	(5,850,744)
Current and long-term lease obligations				(909,490)	752,026	502,025	7,672,358
Accounts receivable and accrued revenue				11,630	(69,988)	(32,749)	(175,262)
Other assets				(60,068)	(13,638)	(28,148)	(126,870)
Accounts payable and accrued expenses				(27,091)	7,314	(99,360)	300,609
Deferred revenue				(36,684)	36,233	32,803	90,445
Other liabilities				(6,327)	17,675	39,731	(84,569)
Deferred income taxes				1,720		282	(4,175)
Advances to/from consolidated subsidiaries				(10,220)	(41,034)	(65,191)	212,923
Net cash provided by (used in) operating activities				(1,158,045)	(239,151)	(857,011)	(448,245)
Cash Flows from Investing Activities
Purchases of property and equipment				(153,142)	(914,411)	(1,441,232)	(3,488,086)
Capitalized software				(17,986)	(12,705)	(22,614)	(40,735)
Change in security deposits with landlords				2,885	(4,875)	526	(140,071)
Proceeds from asset divestitures and sale of investments, net of cash divested				8,319	994,627	1,047,321	16,599
Sale/distribution of acquisitions among consolidated subsidiaries					94,249	125,539
Contributions to investments				(26,704)	(93,357)	(99,146)	(80,674)
Loans to employees and related parties							(5,580)
Cash used for acquisitions, net of cash acquired							(992,980)
Deconsolidation of cash of ChinaCo, net of cash received						(54,481)
Sale of acquisitions to consolidated subsidiaries							(43,993)
Net cash provided by (used in) investing activities				(186,628)	63,528	(444,087)	(4,775,520)
Cash Flows from Financing Activities:
Principal payments for property and equipment acquired under finance leases				(2,184)	(2,144)	(4,021)	(3,590)
Proceeds from issuance of debt				349,011	32,445	34,309	662,395
Proceeds from issuance of convertible related party liabilities							2,500,000
Advances to/from consolidated subsidiaries							1,500,000
Proceeds from unsecured related party debt				1,000,000		1,200,000
Repayments of debt					(759,196)	(813,140)	(3,088)
Bond repurchase							(32,352)
Debt and equity issuance costs					(4,124)	(12,039)	(71,075)
Repayment of security deposit loan				(2,615)
Proceeds from exercise of stock options and warrants				1,100	149	212	38,823
Proceeds from issuance of noncontrolling interests					629	100,628	538,934
Distributions to noncontrolling interests					(315,015)	(319,860)	(40,000)
Payments for contingent consideration and holdback of acquisition proceeds				(2,523)	(32,792)	(39,701)	(38,280)
Proceeds relating to contingent consideration and holdbacks of disposition proceeds				12,177		613
Additions to members' service retainers				198,194	205,734	382,184	703,265
Refunds of members' service retainers				(204,763)	(280,814)	(575,999)	(497,761)
Net cash provided by (used in) financing activities				1,348,397	(1,155,128)	(46,814)	5,257,271
Effects of exchange rate changes on cash, cash equivalents and restricted cash				(2,793)	(22,610)	1,374	3,239
Net decrease in cash				931	(1,353,361)	(1,346,538)	36,745
Cash, cash equivalents and restricted cash—Beginning of period		854,149		854,149	2,200,687	2,200,687	2,163,942
Cash, cash equivalents and restricted cash—End of period	855,080		847,326	855,080	847,326	854,149	2,200,687	$ 2,163,942
Adjustment of Standalone [Member] | Operating Segments [Member]
Cash Flows from Operating Activities:
Net loss	(888,845)		(863,829)	(2,921,200)	(1,047,698)	(3,129,358)	(3,264,738)
Adjustments to Reconcile Net Income (Loss) to Cash Provided by (Used in) Operating Activities [Abstract]
Equity income (loss) from consolidated subsidiaries	889,987		865,984	2,570,018	1,837,191	3,949,108	3,046,346
Foreign currency gain (loss)				1		8
Change in fair value of financial instruments				350,822	(792,313)	(819,647)	217,466
Changes in operating assets and liabilities:
Accounts payable and accrued expenses				(13,608)	(38,215)	(64,832)	90,000
Other liabilities				2,839			123,409
Deferred income taxes						(441)	441
Advances to/from consolidated subsidiaries				10,216	41,034	65,165	(212,923)
Net cash provided by (used in) operating activities				(912)	(1)	3	1
Cash Flows from Investing Activities
Cash used for acquisitions, net of cash acquired							(43,993)
Sale of acquisitions to consolidated subsidiaries							43,993
Cash Flows from Financing Activities:
Proceeds from issuance of convertible related party liabilities							1,500,000
Advances to/from consolidated subsidiaries							(1,500,000)
Proceeds from exercise of stock options and warrants				1,313
Net cash provided by (used in) financing activities				1,313
Net decrease in cash				401	(1)	3	1
Cash, cash equivalents and restricted cash—Beginning of period		$ 4		4	1	1
Cash, cash equivalents and restricted cash—End of period	405			405		4	1
Adjustment of Other Subsidiaries [Member] | Operating Segments [Member]
Cash Flows from Operating Activities:
Net loss	(889,987)		(865,984)	(2,570,018)	(1,837,191)	(3,949,108)	(3,046,346)
Adjustments to Reconcile Net Income (Loss) to Cash Provided by (Used in) Operating Activities [Abstract]
Impairment/(gain on sale) of goodwill, intangibles and other assets	(1)		86		(46,114)	(53,313)
Equity income (loss) from consolidated subsidiaries	$ 888,759		$ 865,898	2,568,789	1,883,305	4,002,393	$ 3,046,346
Changes in operating assets and liabilities:
Other assets				1,230
Accounts payable and accrued expenses				(5)		2
Advances to/from consolidated subsidiaries				$ 4		26
Cash Flows from Investing Activities
Proceeds from asset divestitures and sale of investments, net of cash divested					94,249	125,539
Sale/distribution of acquisitions among consolidated subsidiaries					$ (94,249)	$ (125,539)